Note 15 - Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
15.	OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the years ended
March 31, 2015,
2016
and
2017
are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2015:
Foreign currency translation adjustments	¥243,538	–	¥243,538
Unrealized holding gain (loss) on securities:
Amount arising during the period	124,370	¥(44,649)	79,721
Less: Reclassification adjustments for gains included in net income	(35,934)	12,900	(23,034)
Other	–	4,903	4,903
Net unrealized holding gain (loss) during the period	88,436	(26,846)	61,590
Defined benefit pension plans:
Amount arising during the period	(127,065)	45,616	(81,449)
Less: Reclassification adjustments for gains included in net income	(2,413)	862	(1,551)
Net defined benefit pension plans	(129,478)	46,478	(83,000)

Other comprehensive income (loss)	¥202,496	¥19,632	¥ 222,128

Year ended March 31, 2016:
Foreign currency translation adjustments	¥(67,652)	–	¥(67,652)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(417,400)	¥128,977	(288,423)
Less: Reclassification adjustments for losses included in net income	3,965	(1,328)	2,637
Other	–	9,834	9,834
Net unrealized holding gain (loss) during the period	(413,435)	137,483	(275,952)
Defined benefit pension plans:
Amount arising during the period	(585,332)	192,576	(392,756)
Less: Reclassification adjustments for gains included in net income	(2,606)	944	(1,662)
Net defined benefit pension plans	(587,938)	193,520	(394,418)

Other comprehensive income (loss)	¥(1,069,025)	¥331,003	¥(738,022)

F- 42

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2017:
Foreign currency translation adjustments	¥(188,036)	¥6,926	¥(181,110)
Unrealized holding gain (loss) on securities:
Amount arising during the period	1,840,782	(579,846)	1,260,936
Less: Reclassification adjustments for losses included in net income	27,846	(8,827)	19,019
Other	–	140	140
Net unrealized holding gain (loss) during the period	1,868,628	(588,533)	1,280,095
Defined benefit pension plans:
Amount arising during the period	276,702	(87,161)	189,541
Less: Reclassification adjustments for losses included in net income	24,584	(10,079)	14,505
Net defined benefit pension plans	301,286	(97,240)	204,046

Other comprehensive income (loss)	¥1,981,878	¥(678,847)	¥1,303,031

The changes in accumulated other comprehensive income (loss) by component for the years ended
March 31, 2015,
2016
and
2017
are as follows:

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786
Other comprehensive income (loss) before reclassifications	84,624	(81,449)	247,273	250,448
Amounts reclassified out of accumulated other comprehensive income	(23,034)	(1,551)	–	(24,585)
Other comprehensive income (loss)	61,590	(83,000)	247,273	225,863
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649
Other comprehensive loss before reclassifications	(278,589)	(392,756)	(71,610)	(742,955)
Amounts reclassified out of accumulated other comprehensive income	2,637	(1,662)	–	975
Other comprehensive loss	(275,952)	(394,418)	(71,610)	(741,980)
Year ended March 31, 2016:	¥1,268,994	¥(623,621)	¥551,296	¥1,196,669

F- 43

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2016:	¥1,268,994	¥(623,621)	¥551,296	¥1,196,669
Other comprehensive income (loss) before reclassifications	1,261,076	189,541	(181,110)	1,269,507
Amounts reclassified out of accumulated other comprehensive income	19,019	14,505	–	33,524
Other comprehensive income (loss)	1,280,095	204,046	(181,110)	1,303,031
Year ended March 31, 2017:	¥2,549,089	¥(419,575)	¥370,186	¥2,499,700

The amounts reclassified from accumulated other comprehensive income (loss) to the consolidated statements of income, with presentation location, for the years ended
March 31, 2015,
2016
and
2017,
are as follows:

	Thousands of Yen
	2015	2016	2017	Location

Other comprehensive income (loss) components:
Unrealized holding gain on securities	¥35,934	–	¥2,708	Net gain on sales of other investments
	–	¥(3,965)	¥(30,554)	Impairment of other investments
	(12,900)	1,328	8,827	Income tax expense
	23,034	(2,637)	(19,019)	Net income
Defined benefit pension plans	2,413	2,606	¥(24,584)	Net periodic pension costs (Note 13)
	(862)	(944)	10,079	Income tax expense
	1,551	1,662	(14,505)	Net income
Total amount reclassified	¥24,585	¥(975)	¥(33,524)